Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair Value Measurement
24.	Fair Value Measurement

(a)	Assets and liabilities measured or disclosed at fair value on a recurring basis

In accordance with ASC 820, the Company measures long-term investments and payables for contingent consideration for business acquisitions at fair value on a recurring basis. The long-term investments in equity investments without readily determinable fair value are categorized as a recurring basis using significant unobservable inputs (Level 3) in the fair value hierarchy. The Company use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company measured the payables for contingent consideration at fair value of Level 3 as of the year ended December 31, 2025.Significant increases (decreases) in the inputs used in the fair value measurement of Level 3 contingent consideration in isolation would result in a significant higher (lower) fair value measurement.

As of December 31, 2024 and 2025, assets and liabilities measured or disclosed at fair value on a recurring basis are summarized below:

		Fair value measurement or disclosure
		at December 31, 2024 using
		Quoted prices in		Significant
	Total fair value at	active market for	Significant other	unobservable
	December 31,	identical assets	observable inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Liabilities
Purchase consideration payables	15,725	—	—	15,725	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,525	—	—	17,525	—

		Fair value measurement or disclosure
		at December 31, 2025 using
		Quoted prices in		Significant
	Total fair value at	active market for	Significant other	unobservable
	December 31,	identical assets	observable inputs	inputs
	2025	(Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Assets
Equity investments without readily determinable fair value	29,301	—	—	29,301	—
Total	29,301	—	—	29,301	—

Liabilities
Purchase consideration payables	15,816	—	—	15,816	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,616	—	—	17,616	—
(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Company’s goodwill are primarily acquired through business acquisitions. Purchase price allocation is measured at fair value on a nonrecurring basis as of the acquisition dates. The Company measures its goodwill at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The Company recognized impairment loss related to goodwill arising from acquisitions of RMB nil and nil for the years ended December 31, 2024 and 2025, respectively.